Taxes - Schedule of Group’s Effective Tax Rate (Details)		6 Months Ended
		Apr. 30, 2026	Apr. 30, 2025
Schedule of Group’s Effective Tax Rate [Abstract]
Singapore Statutory income tax rate		17.00%	17.00%
Differential of local statutory tax rate		(28.00%)	(19.70%)
Effect of preferential tax rate		12.50%	2.90%
Non-deductible items and others	[1]	(1.50%)	(0.20%)
Effective tax rate

[1]	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.